Cost of Revenue (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cost of Revenue [Line Items]
Trade payable from these suppliers (in Euro)
Supplier One [Member]
Cost of Revenue [Line Items]
Total cost of revenue	39.00%
Supplier Two [Member]
Cost of Revenue [Line Items]
Total cost of revenue		37.00%